Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended		13 Months Ended	17 Months Ended	21 Months Ended	24 Months Ended	25 Months Ended	29 Months Ended	33 Months Ended	36 Months Ended	37 Months Ended	45 Months Ended	48 Months Ended	49 Months Ended	60 Months Ended	61 Months Ended	72 Months Ended	73 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Feb. 29, 2024	Nov. 01, 2022	Jul. 09, 2020	Jul. 31, 2016	Jul. 31, 2020	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2021	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2018	Jul. 31, 2022	Jul. 31, 2026	Jul. 31, 2025	Jul. 31, 2019	Jul. 31, 2023	Jul. 31, 2026	Jul. 31, 2020	Jul. 31, 2024	Jul. 31, 2021	Jul. 31, 2025	Jul. 31, 2022	Jul. 31, 2026	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2026
C000048022 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Municipal Total Return Managed Accounts Portfolio at NAV
Accumulated Value				$ 10,000					$ 10,034				$ 10,215				$ 11,108			$ 11,663		$ 12,242		$ 11,088		$ 11,068	$ 11,629	$ 11,549	$ 12,386
C000219780 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nuveen Impact Bond Completion Managed Accounts Portfolio at NAV
Accumulated Value			$ 10,000		$ 9,923					$ 10,138				$ 8,070				$ 8,535			$ 9,107		$ 9,526		$ 9,886
C000238439 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nuveen Emerging Markets Debt Managed Accounts Portfolio at NAV
Accumulated Value		$ 10,000					$ 10,993					$ 11,779				$ 12,620			$ 13,426
C000238440 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nuveen High Yield Managed Accounts Portfolio at NAV
Accumulated Value		10,000					10,701					11,845				12,855			13,685
C000238441 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nuveen Preferred Securities and Income Managed Accounts Portfolio at NAV
Accumulated Value		10,000					10,357					11,792				12,960			13,909
C000238442 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nuveen Securitized Credit Managed Accounts Portfolio at NAV
Accumulated Value		10,000					10,682					11,516				12,109			12,630
C000248080 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Nuveen Ultra Short Municipal Managed Accounts Portfolio at NAV
Accumulated Value	$ 10,000					$ 10,139					$ 10,413				$ 10,665
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg Municipal Bond Index
Accumulated Value				10,000					10,026				10,125				10,865			11,447		11,824		11,005		11,107	11,523	11,522	12,129
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000	$ 10,000		$ 9,951		10,508			$ 9,903		11,044		$ 8,350		11,417		$ 8,793	11,726		$ 9,241		$ 9,554		$ 9,812
JP Morgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								JP Morgan EMBI Global Diversified Index
Accumulated Value		10,000					11,393					12,439				13,598			14,797
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Municipal Bond Index
Accumulated Value	10,000					10,111					10,155				10,673
Bloomberg 7 Year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg 7 Year Municipal Bond Index
Accumulated Value				$ 10,000					$ 10,079				$ 10,063				$ 10,790			$ 11,324		$ 11,574		$ 10,975		$ 11,022	$ 11,321	$ 11,712	$ 11,996
ICE BofA BB B U S Cash Pay High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index
Accumulated Value		10,000					10,756					11,882				12,780			13,474
Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark
Accumulated Value		10,000					10,479					11,826				12,920			13,675
ICE US Institutional Capital Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								ICE US Institutional Capital Securities Index
Accumulated Value		10,000					10,767					12,103				13,125			13,839
Bloomberg U S Securitized Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Securitized Index
Accumulated Value		$ 10,000					$ 10,514					$ 11,037				$ 11,417			$ 11,885
SIFMA Municipal Swap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								SIFMA - Municipal Swap Index
Accumulated Value	$ 10,000					$ 10,145					$ 10,488				$ 10,745